Provisions for legal proceedings, judicial deposits and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of provisions for legal proceedings

Non-current liabilities	12.31.2024	12.31.2023
Labor claims	636	806
Tax claims	400	544
Civil claims	1,605	1,614
Environmental claims	192	341
Total	2,833	3,305

Schedule of reconciliation of provisions for legal proceedings

	2024	2023
Opening Balance	3,305	3,010
Additions, net of reversals	478	389
Use of provision	(730)	(709)
Revaluation of existing proceedings and interest charges	541	376
Others	16	(5)
Translation adjustment	(777)	244
Closing Balance	2,833	3,305

Schedule of non-current assets

Non-current assets	12.31.2024	12.31.2023
Tax	8,187	10,607
Labor	777	979
Civil	2,694	2,977
Environmental and others	90	183
Total	11,748	14,746

Schedule of reconciliation of judicial deposits with legal proceedings

	2024	2023
Opening Balance	14,746	11,053
Additions	1,010	1,735
Use (1)	(1,526)	(148)
Accruals and charges	737	1,167
Others	9	(7)
Translation adjustment	(3,228)	946
Closing Balance	11,748	14,746
(1) It includes, in 2024, US$ 1.276 referring to the nominal values of deposits used when enrolling to the tax settlement program, in the second quarter of 2024, on the incidence of CIDE, PIS and Cofins on remittances abroad under a vessel and platform charter agreement as detailed in note 17.

Schedule of estimated contingent liabilities for which the possibility of loss is classified as possible

Nature	12.31.2024	12.31.2023
Tax	21,307	37,189
Labor	6,465	10,150
Civil	10,910	11,455
Environmental and others	1,298	1,427
Total	39,980	60,221

Schedule of tax, civil, environmental and labor nature, whose expectations of losses are classified as possible

		Estimate
Description of tax matters	12.31.2024	12.31.2023
Plaintiff: Federal Revenue of Brazil
1) Income from foreign subsidiaries located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).
Current status: This claim involves lawsuits in different administrative and judicial stages, remaining a possible loss due to there being manifestations in favor of the Company's understanding in the Superior Courts. In 2024, there was a reduction in the ex officio fine and the addition of active debt registration in one of the processes.	3,418	4,260
2) Disallowance of credits and deduction of the PIS and COFINS tax base, including in ship or pay contracts and charters of aircraft and vessels.
Current status: The claims involve lawsuits in different administrative and judicial stages. In 2024, the increase refers, in particular, to the adjustment of the subject “PIS/COFINS – Disallowance of credits” and the receipt of a new infraction notice.	2,887	1,370
3) Withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE) and Social Integration Program (PIS) - Imports on remittances for payments of vessel charters.
Current status: The claim about the incidence of withholding income tax (Imposto de Renda Retido na Fonte- IRRF), occurred from 1999 to 2002, involves the legality of the normative rule issued by the Federal Revenue of Brazil, which ensured no taxation over those remittances. The reduction in the value in 2024 occurred due to the payment of the processes that dealt with CIDE and PIS/COFINS Import, after adhesion to the tax transaction notice PGFN-RFB 6/2024, detailed in Note 17.3 (Enrollment to the Tax Settlement Program). The remaining value of the matter refers to the incidence of IRRF, which is a discussion still ongoing in a process.	1,702	11,409
4) Collection of IRPJ and CSLL - Transfer price - Charter contracts
Current status: The processes are in the administrative level. There are two decisions, one favorable and the other unfavorable to Petrobras in the first instance. The appeals from the Company and the Brazilian Federal Government are awaited. In 2024, the Company received a new infraction notice, referring to the 2019 calendar year. The increase in value was offset by a favorable decision to Petrobras, in the process referring to the 2017 calendar year, handed down by the Conselho Administrativo de Recursos Fiscais - CARF, which became definitive.	1,207	1,418
5) Collection of PIS/COFINS – Incidences on Amnesties.
Current status: Collection of social contributions PIS/COFINS, resulting from the tax transaction provided for in article 3 of Law 13,586/2017. The Embargoes on Execution are in the stage of producing expert evidence. In 2024, the increase refers, in particular, to monetary indexation and receipt of a new infraction notice.	1,129	1,263
6) Incidence of social security contributions over contingent bonuses paid to employees.
Current status: Awaiting defense judgment and appeals at the administrative and judicial levels. In 2024, the increase occurred, in particular, due to the receipt of new infraction notices and active debt registration in one of the processes.	1,090	1,064
7) Income taxes (IRPJ and CSLL) - Capital gains and Amortization of goodwill on the acquisition of equity interests.
Current status: This claim involves lawsuits in different administrative stages. In March 2025, in one of the processes, CARF ruled in favor of Petrobras in a claim related to the capital gain from the disposal of an equity interest.	313	578
8) Collection of Contribution of Intervention in the Economic Domain (CIDE) on transactions with fuel retailers and service stations protected by judicial injunctions determining that fuel sales were made without gross-up of such tax.
Current status: This claim involves lawsuits in different judicial stages.	436	544
9) Requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority
Current status: This claim involves lawsuits in different administrative and judicial stages. The reduction in value, in 2024, occurred, in particular, due to the transfer of amounts to the subject “Disallowance of credits and deduction from the PIS and COFINS calculation base”.	389	1,816
10) Deduction of the IRPJ and CSLL tax base of the amounts paid as an incentive to the Petros Plan renegotiation and past service.
Current status: This claim involves lawsuits in different judicial stages. In 2024, due to judicial decision, the loss expectation was partially reclassified.	288	723
11) Import tax, PIS/COFINS and customs fines - Import of vessels through Repetro's Special Customs Regime.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2024, the reduction refers to the reclassification of the expected loss in some processes.	235	403
12) Customs – Fines of 1% and 5% on the Customs Value.
Fines applied to the customs value of imported products due to inaccurated information in import declarations.
Current status: This claim involves lawsuits in different administrative and judicial stages.	225	273
13) Additional Social Security Contribution - Harmful Agents
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2024, the increase occurred, in particular, due to the reclassification of a matter in a process.	166	168
14) Collection of Import Tax, PIS/COFINS and customs fines, including Petrobras as jointly liable.

Current situation: Awaiting judgment of the Brazilian Federal Government appeal, at CARF, because of a lower court administrative decision favorable to the Company. In 2024, the expected loss of the claim was reclassified.	−	2,872
Plaintiff: States of SP, RJ, BA, PA, AL, MA, PB, PE, AM and SE Finance Departments
15) VAT (ICMS) and VAT credits on internal consumption of bunker fuel and marine diesel, destined to chartered vessels.
Current status: This claim involves lawsuits in different administrative and judicial stages.	428	514
Plaintiff: States of RJ and BA Finance Departments
16) VAT (ICMS) on dispatch of liquid natural gas (LNG) and C5+ (tax document not accepted by the tax authority), as well as challenges on the rights to this VAT tax credit.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2024, a judicial decision generated the reclassification of the expectation of loss to remote in a claim.	97	960
Plaintiff: States of PE and RJ Finance Departments
17) VAT Tax (ICMS) on imports required by Brazilian States.
Current status: This claim involves lawsuits in different administrative and judicial stages.	298	355
Plaintiff: States of RJ, AM, PA, BA, MA, SP, RO, PE and RS Finance Departments
18) Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company and its customers.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2024, the increase refers, in particular, to the receipt of a new infraction notice, offset by a reduction related to adherence to the amnesty program in the state of Pernambuco.	1,058	1,257
Plaintiff: States of RJ, BA, PE and MT Finance Departments
19) The plaintiff alleges that the transfers between branches, especially in RJ, without segregating VAT (ICMS), under the special regime, reduced the total credits of the central department.
Current status: This claim involves lawsuits in different administrative and judicial stages.	870	1,027
Plaintiff: States of RJ, BA, PB, SE, SP, ES, CE and PE Finance Departments
20) Appropriation of ICMS credit on the acquisition of goods (products in general) that, in the understanding of the inspection, would fit into the concept of material for use and consumption, being the tax credit undue.
Current status: This claim involves lawsuits in different administrative and judicial stages.	314	374
Plaintiff: States of RJ, PR, AM, BA, PA, PE, SP, PB and AL Finance Departments
21) Incidence of VAT (ICMS) over alleged differences in the control of physical and fiscal inventories.
Current status: This claim involves lawsuits in different administrative and judicial stages.	747	913
Plaintiff: State of SP Finance Department
22) Deferral of payment of VAT (ICMS) taxes on B100 Biodiesel sales and the charge of a 7% VAT rate on B100 on Biodiesel interstate sales, including states in the Midwest, North and Northeast regions of Brazil and the State of Espírito Santo.
Current status: This claim involves lawsuits in different administrative and judicial stages.	244	299
Plaintiff: States of RJ, SP, BA, PE, PR and CE Finance Departments
23) Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to property, plant and equipment.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2024, the increase refers, in particular, to the reclassification of expected loss in a process.	515	576
Plaintiff: States of RJ, PE, ES and GO Finance Departments
24) Appropriation of ICMS credit - Monophase applicable to the acquisition of goods
Current status: The new infraction notices, received in 2024, are in the administrative phase, awaiting judgment at first instance.	634	−
Plaintiff: States of RJ, PE, CE and PB Finance Departments
25) Collection of ICMS related to State Funds.
Current status: This claim involves lawsuits in different judicial stages. In 2024, the increase occurred due to the filing of annulment actions by the Company due to the receipt of several release notes, especially in the state of Rio de Janeiro.	544	197
Plaintiff: States of AC, PA, AM, MA, BA, PB, PE, SE, TO, GO, MT, RJ, SP, SC and PR Finance Departments
26) VAT Tax (ICMS) under substitution regime required by states.
Current status: There are lawsuits in different administrative and judicial stages.	188	223
Plaintiff: Municipal government of Angra dos Reis/RJ
27) Added value of ICMS on oil import operations.
Current status: There are lawsuits in different judicial stages.	264	311
Plaintiff: Several Municipalities

28) Alleged failure to withhold and pay tax on services.
Current status: There are lawsuits in different administrative and judicial stages.	201	254
29) Other tax matters	1,420	1,768
Total for tax matters	21,307	37,189

		Estimate
Description of labor matters	12.31.2024	12.31.2023
Plaintiff: Employees and Sindipetro Unions.
1) Actions requiring a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated.
Current status: The Federal Supreme Court (STF), accepting the Company's appeal, recognized in March 2024 that the calculation formula used by the Company is valid and in accordance with what was negotiated between the parties, reversing the decision of the Superior Labor Court (TST) which had established different criteria and reached an understanding partially contrary to the Company. As there were several legal actions at different procedural stages, the Company monitors the progress of the respective processes and makes the necessary adjustments to the values and expectations of this litigation in accordance with the decisions that apply the Superior Labor Court precedent. In 2024, the reduction refers, in particular, to write-offs and transfers for remote loss resulting from favorable decisions to Petrobras that applied the Superior Labor Court precedent.	4,934	8,362
2) Other labor matters	1,531	1,788
Total for labor matters	6,465	10,150

		Estimate
Description of civil matters	12.31.2024	12.31.2023
Plaintiff: Several goods and service providers
1) Claims related to goods and services supply contracts, with emphasis on discussions about economic and financial imbalance, contractual breach, fines and early termination of contracts.
Current status: The claims involve lawsuits in different judicial stages. In 2024, there was an increase in value due to new lawsuits and unfavorable decisions to Petrobras.	3,319	3,547
Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis - ANP
2) Proceedings challenging an ANP order requiring Petrobras to: unite Tupi and Cernambi fields on the BM-S-11 joint venture; to unite Baúna and Piracicaba fields; and to unite Tartaruga Verde and Mestiça fields, which would cause changes in the payment of special participation charge.

Current status: This list involves claims that are disputed in court and in arbitration proceedings, as follows. In 2024, there was an increase in the value, due to the judicial deposits that are made by Petrobras:

a) Tupi and Cernanbi: initially, the Company made judicial deposits for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, the payment of these alleged differences were made directly to ANP, and such judicial deposits were resumed in the 2nd Quarter of 2019. The suspension of the arbitration was reversed by the BM-S-11 Consortium at the Brazilian Superior Court, so that the arbitration resumed its progress.

b) Baúna and Piracicaba: the decision maintaining the suspension of arbitration was revoked, and the arbitration procedure is ongoing.

c) Tartaruga Verde and Mestiça: Petrobras was also authorized to make deposits of the disputed amounts, which continue to occur. The Federal Regional Court of the 2nd Region has so far ruled on the jurisdiction of the Arbitral Court, authorizing the continuation of the arbitration.

d) Berbigão and Sururu: ANP made a decision on January 24, 2025, determining the unification of the Berbigão and Sururu fields, located in the BM-S-11A concession, in the pre-salt layer of Santos Basin, operated by Petrobras with a 42.5% interest. The decision results in the reporting of production from the Berbigão and Sururu fields in a single field, increasing the rate applied to the corresponding collection of Special Participation related to the unified field, retroactively to the date of commencement of production. In the same decision, it was determined that ANP's Superintendence of Government Participations should determine the value of Government Participations considering the unified fields. The company has not yet received the release note with the charge from ANP.

	2,686	2,245
Plaintiff: Federations Oil Workers, Unions, employees and retired personnel from Petros
3) Collective and individual actions that discuss topics related to Petros plans.
Current status: The matter involves proceedings at different judicial stages. In 2024, the increase refers, in particular, to monetary and interest indexation.	1,946	2,225
Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis - ANP and other agencies

4) Administrative and legal proceedings that discuss:

a) Difference in special participation and royalties in different fields;

b) Fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation. It also includes fines imposed by other agencies.

Current status: The claims involve lawsuits in different administrative and judicial stages.	1,863	2,214
Plaintiff: Legal entities that participated in the purchase and sale of Petrobras assets
5) Judicial and arbitration proceedings that discuss asset sales carried out by Petrobras.
Current status: The matter involves proceedings in different judicial and arbitration stages. In 2024, there was an increase in value due to the receipt of new processes.	264	240
6) Several civil proceedings, with emphasis on those related to expropriation and easement of passage and civil liability.	832	984
Total for civil matters	10,910	11,455

		Estimate
Description of environmental matters	12.31.2024	12.31.2023
Plaintiff: Several authors, notably: Ministério Público Federal, Ministérios Públicos Estaduais and public environmental bodies, such as IBAMA - Instituto Brasileiro de Meio Ambiente e Recursos Naturais Renováveis, state and municipal public bodies.
1) Several lawsuits of an environmental nature, with emphasis on action for alleged damage to fishermen due to the Company's operations, fines related to the Company's operations and public civil action for alleged environmental damage due to the sinking of Platform P-36. In 2024, the increase occurred mainly due to the partial reclassification of the expected loss in an action.	1,298	1,427
Total for environmental matters	1,298	1,427